UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

 (Address of principal executive offices)  (Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW,

Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	June 30, 2017(Unaudited)

Shares		Value

COMMON STOCK - 90.52%

Accident & Health Insurance - 1.88%
224,996	CNO Financial Group, Inc. (1 Right per share, exp. 12/31/17)	$ 4,697,917

Air Transportation Scheduled - 1.68%
184,505	JetBlue Airways Corp. *	4,212,249

Aircraft & Parts - 1.38%
109,646	Triumph Group, Inc.	3,464,814

Apparel & Other Finished Prods of Fabrics & Similar Material - 0.51%
51,398	G-III Apparel Group Ltd. *	1,282,380

Biotechnology Research & Products - 0.77%
320,359	Trinity Biotech Plc. ADR *	1,922,154

Books: Publishing or Publishing and Printing - 0.82%
166,924	Houghton Mifflin Harcourt Co *	2,053,165

Cogeneration Services & Small Power Producers - 1.65%
313,118	Covanta Holding Corp.	4,133,158

Computer Processing & Data Preparation - 1.17%
2,215,874	IPASS, Inc. *	2,924,954

Computer Programming, Data Processing Etc. - 1.43%
283,575	Autobytel, Inc. *	3,575,881

Crude Petroleum & Natural Gas - 1.60%
106,250	Carrizo Oil & Gas, Inc. *	1,850,875
769,175	Tetra Technologies, Inc. *	2,145,998
		3,996,873
Deep Sea Foreigh Transportation of Freight - 1.90%
332,163	Ardmore Shipping Corporation (Bermuda) *	2,707,128
53,752	Seacor Holdings, Inc.	1,843,694
10,007	SEACOR Marine Holdings, Inc. *	203,758

		4,754,580
Electric Lighting & Wiring Equipment - 1.86%
325,663	LSI Industries, Inc.	2,947,250
1,330,443	Orion Energy Systems, Inc. *	1,702,967
		4,650,217
Electronic Components & Accessories - 3.15%
144,777	CTS Corp.	3,127,183
286,750	Vishay Intertechnology, Inc.	4,760,050
		7,887,233
Fabricated Plate Work (Boiler Shops) - 2.25%
664,598	Global Power Equipment Group, Inc. *	2,292,863
464,677	McDermott International, Inc. *	3,331,734
		5,624,597
Fire, Marine & Casualty Insurance - 0.54%
27,114	Selective Insurance Group, Inc.	1,357,056

Footwear, (No Rubber) - 1.08%
96,767	Wolverine World Wide, Inc.	2,710,444

Games, Toys & Children's Vehicles - 0.77%
480,617	JAKKS Pacific, Inc. *	1,922,468

Glass Containers - 3.08%
322,338	Owens-Illinois, Inc. *	7,710,325

Gold & Silver Ores - 1.08%
160,700	Pan American Silver Corp. (Canada)	2,702,974

Greeting Cards - 1.40%
133,629	CSS Industries, Inc.	3,495,735

Heavy Construction Other Than Building Construction Contractors - 0.23%
43,809	Sterling Construction Company, Inc. *	572,584

Home Health Care - 0.01%
37,575	Hooper Holmes, Inc. *	27,054

Ice Cream & Frozen Desserts - 0.91%
133,997	Dean Foods Co.	2,277,949

Instruments for Measuring & Testing of Electricity & Elec Signals - 1.23%
314,814	Xcerra Corp. *	3,075,733

Leisure Time - 2.50%
489,503	Callaway Golf Corp.	6,255,848

Life Insurance - 3.56%
959,582	Genworth Financial, Inc. Class A	3,617,624
16,591	National Western Life Group, Inc. Class A *	5,302,815
		8,920,439
Meat Packing Plants - 1.71%
1,071	Seaboard Corp.	4,278,645

Medical & Dental Instruments & Supply - 1.86%
144,914	Owens & Minor, Inc.	4,664,782

Miscellaneous Chemical Products - 0.77%
96,872	Orion Engineered Carbons SA (Luxembourg)	1,932,596

Mortgage Bankers & Loan Correspondents - 1.92%
268,848	Nationstar Mortgage Holdings, Inc. *	4,809,691

Motor Vehicle Parts & Accessories - 2.57%
108,504	Dana Holding Corp.	2,422,894
82,812	Horizon Global Corporation *	1,189,180
182,594	Stoneridge, Inc. *	2,813,773
		6,425,847
Operative Builders - 1.96%
372,842	TRI Pointe Group, Inc. *	4,917,786

Ordnance & Accessories (No Vehicles/Guided Missiles) - 1.82%
202,699	Vista Outdoor, Inc. *	4,562,755

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.67%
506,399	Invacare Corp.	6,684,467

Printed Circuit Boards - 1.86%
122,240	Sanmina Corp. *	4,657,344

Production Technology Equipment - 1.50%
455,834	Electro Scientific Industries, Inc. (1 Right per Share, exp. 05/18/19) *	3,756,072

Pumps & Pumping Equipment - 0.24%
41,224	Ampco Pittsburgh Corp.	608,054

Radio & TV Broadcasting & Communications Equipment - 0.16%
154,070	SeaChange International, Inc. *	409,826

Retail-Auto Dealers & Gasoline Stations - 0.78%
473,516	TravelCenters of America LLC *	1,941,416

Retail-Miscellaneous Shopping Goods Stores - 2.18%
966,492	Office Depot, Inc.	5,451,015

Savings Institution, Federally Chartered - 1.39%
238,506	Brookline Bancorp., Inc.	3,482,187

Security Brokers, Dealers & Flotation Companies - 5.77%
360,276	Cowen Group, Inc. *	5,854,485
187,865	Greenhill & Co., Inc.	3,776,086
241,369	KCG Holdings, Inc. *	4,812,898
		14,443,469
Semiconductors & Related Devices - 0.33%
58,861	NeoPhotonics Corp. *	454,407
257,500	QuickLogic Corporation *	375,950
		830,357
Services-Computer Integrated Systems Design - 2.92%
574,033	Allscripts Healthcare Solutions, Inc. *	7,324,661

Services-Computer Processing & Data Preparation - 0.18%
34,815	Inovalon Holdings, Inc. *	457,817

Services-Computer Programming Services - 0.14%
80,060	Real Networks, Inc. *	346,660

Services-Misc. Equipment Rental & Leasing - 2.37%
441,112	Fly Leasing Ltd. ADR *	5,932,956

Services-Motion Picture & Video Tape Production - 0.73%
164,357	Gaiam, Inc. Class A *	1,840,798

Special Industry Machinery - 1.46%
107,495	Axcelis Technologies, Inc. *	2,252,020
200,737	Manitex International, Inc. *	1,401,144
		3,653,164
Sporting & Athletic Goods, NEC - 2.37%
894,083	Black Diamond, Inc. *	5,945,652

Surety Insurance - 2.51%
561,400	MGIC Investment Corp. *	6,287,680

Telephone Communications (No Radio Telephone) - 3.22%
1,232,779	Vonage Holdings Corp. *	8,062,375

Telephone & Telegraph Apparatus - 0.96%
226,000	Infinera Corp. *	2,411,420

Title Insurance - 1.25%
68,833	Stewart Information Services Corp.	3,123,642

Water Supply - 0.23%
75,154	Pure Cycle Corp. *	582,443

Wholesale Groceries & General Line - 2.70%
184,200	Performance Food Group Company *	5,047,080
47,000	United Natural Foods, Inc. *	1,724,900
		6,771,980
Women's, Misses', Children's & Infants' Undergarments - 1.57%
307,620	Guess, Inc.	3,931,384

TOTAL FOR COMMON STOCKS (Cost $186,077,259) - 90.52%		226,737,722

PREFERRED STOCK - 1.40%

Life Insurance - 1.40%
177,929	Phoenix Companies Quibs 7.450% 01/15/2032 *	3,515,877

TOTAL FOR PREFERRED STOCK (Cost $3,655,851) - 1.40%		3,515,877

REAL ESTATE INVESTMENT TRUSTS - 2.80%
836,052	MFA Financial, Inc.	7,014,476

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $6,030,123) - 2.80%		7,014,476

SHORT-TERM INVESTMENTS - 5.94%
14,871,851	Federated Treasury Obligation Fund-Institutional Shares (Cost $14,871,851) 0.83%	14,871,851

TOTAL INVESTMENTS (Cost $210,635,085) - 100.67% ***		252,139,926

LIABILITES IN EXCESS OF OTHER ASSETS - (0.67%)		(1,667,069)

NET ASSETS - 100.00%		$ 250,472,857

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at June 30, 2017.

*** At June 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $210,635,085 amounted to $41,504,842, which consisted of aggregate gross unrealized appreciation of 58,360,692 and aggregate gross unrealized depreciation of $16,855,850.

ADR - American Depository receipt.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS

At June 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $210,635,085 amounted to $41,504,842, which consisted of aggregate gross unrealized appreciation of 58,360,692 and aggregate gross unrealized depreciation of $16,855,850.

2. SECURITY VALUATION

Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$226,737,722	$0	$0	$226,737,722
Preferred Stocks	$0	3,515,877	$0	3,515,877
Real Estate Investment Trusts	$7,014,476	$0	$0	$7,014,476
Cash Equivalents	$14,871,851	$0	$0	$14,871,851
Total	$248,624,049	$3,515,877	$0	$252,139,926

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date August 28, 2017

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date August 28, 2017

* Print the name and title of each signing officer under his or her signature.